Accounts Receivable, net (Tables)	12 Months Ended
Feb. 28, 2026
Credit Loss [Abstract]
Schedule of accounts receivable

	February 28, 2026	February 28, 2025

Accounts receivable	$46,535,767	$33,094,782
Less: allowance for credit losses	(1,702,821)	(435,345)
	$44,832,946	$32,659,437

Schedule of allowance for credit losses

	February 28, 2026	February 28, 2025

At beginning of year	$435,345	$—
Additions	1,267,476	435,345
At end of year	$1,702,821	$435,345